Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies.
Commitments and Contingencies

Note 6 - Commitments and Contingencies

Registration and Stockholder Rights

The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued on conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration rights agreement requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Company’s Class A common stock). The holders of these securities are entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggyback” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters had a 45-day option from the date of the IPO to purchase up to an additional 6,300,000 Units to cover over-allotments, if any. On April 14, 2021, the Company issued an additional 500,000 Units in connection with the underwriters’ partial exercise of their over-allotment option.

On March 4, 2021 and April 14, 2021, the underwriters were paid a fixed underwriting discount of $8,400,000 and $100,000, respectively. In addition, the underwriters are entitled to a deferred discount of $0.35 per Unit, or $14,875,000 in the aggregate. The deferred discount will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

In September 2022, the Company reversed a liability of $4,462,500 of deferred underwriting fees, as some underwriters resigned from their role in any potential future Business Combination and thereby waived their entitlement to these fees.

Forward Purchase Agreements

On December 6, 2021, the Company entered into Forward Purchase Agreements with certain institutional investors and anchored by Arena Capital Advisors, LLC and Fir Tree Partners (collectively, the “Forward Purchasers”), pursuant to which the Forward Purchasers have agreed, subject to certain conditions, to purchase the following:

●	up to an aggregate of $80,000,000 of unsecured convertible notes of the Company (“Convertible Notes”) immediately prior to the closing of the Company’s Business Combination. The terms of the Convertible Notes, including the terms on which the Convertible Notes will convert into shares of the Company’s Class A common stock, will be negotiated by the Company and the Forward Purchasers, each acting in its sole discretion, prior to the issuance of the Convertible Notes. The aggregate total of up to $80,000,000 from the issuance of the Convertible Notes would be received by the Company upon the closing of the Company’s Business Combination; and
●	up to an aggregate of 4,000,000 forward purchase securities of the Company (the “Forward Purchase Securities”) for $10.00 per Forward Purchase Security, or an aggregate total of up to $40,000,000, immediately prior to the Business Combination Closing. Each Forward Purchase Security would consist of one share of Class A common stock issued and sold by the Company and one-nineth of one warrant transferred by the Sponsor for no value, with each whole redeemable warrant exercisable to purchase one share of Class A common stock for $11.50 per share. The aggregate total of up to $40,000,000 from the issuance of the Forward Purchase Securities would be received by the Company upon the closing of the Company’s Business Combination.

The shares of Class A common stock included in the Forward Purchase Securities would have the same terms as the Company’s publicly traded shares of Class A common stock. The warrants included in the Forward Purchase Securities would have the same terms as the private placement warrants held by the Sponsor and would be subject to the terms of the Warrant Agreement, dated March 1, 2021, entered into between the Company and American Stock Transfer & Trust Company, as Warrant Agent, in connection with the Company’s initial public offering (the “Warrant Agreement”).

In addition, under the Forward Purchase Agreements, if the Company determines to raise capital by the private placement of equity securities in connection with the closing of the Company’s Business Combination (the “New Equity Securities”), the Company shall first make an offer to the Forward Purchasers to purchase the securities then offered on the same terms as such New Equity Securities, in an aggregate amount of up to $120,000,000. Any commitment by any Forward Purchaser under any of the Forward Purchase Agreements to purchase New Equity Securities is subject to and conditioned upon the acceptance of the Company’s offer by such Forward Purchaser, following the Company’s notification to such Forward Purchaser of its intention to offer the New Equity Securities.

Pursuant to the Forward Purchase Agreements, the Forward Purchasers will be entitled to registration rights with respect to shares of Class A common stock underlying the Convertible Notes, the shares of Class A common stock and warrants included in the Forward Purchase Securities, and the New Equity Securities.

This Forward Purchase Agreement Expired in the second quarter of 2023 and a new Forward Purchase Agreement was entered into as described below.

In addition, on April 17, 2023, prior to entering into the Business Combination Agreement, Anzu, Envoy (for purposes of the Forward Purchase Agreement (as defined below), New Envoy, following the Business Combination, together with Anzu prior to the Business Combination, as the case may be, are referred to in this section as the “Counterparty”), and Meteora Special Opportunity Fund I, LP (“MSOF”), Meteora Capital Partners, LP (“MCP”) and Meteora Select Trading Opportunities Master, LP (“MSTO” and, together with MSOF and MCP, collectively the “Seller”) entered into an agreement (as amended by Amendment No. 1 to the Forward Purchase Agreement, dated as of May 25, 2023, the “Forward Purchase Agreement”) for an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Transaction”).

Pursuant to the terms of the Forward Purchase Agreement, Seller intends, but is not obligated, to purchase through a broker in the open market, following the period for making redemption elections and prior to the Closing, shares of Anzu Class A Common Stock from holders of Anzu Class A Common Stock (other than Anzu or affiliates of Anzu) including from holders who have previously elected to redeem their Anzu Class A Common Stock (such purchased shares of Anzu Class A Common Stock, the “FPA Shares”) pursuant to the redemption rights set forth in the Current Charter in connection with the Business Combination (such holders, “Redeeming Holders”). Purchases by the Seller, if any, will be made after the redemption deadline in connection with the Business Combination at a price no higher than the redemption price to be paid to holders who elect to redeem their Anzu Class A Common Stock in connection with the Business Combination. Excluding the shares of Anzu Class A Common Stock transferred to Seller as the Share Consideration (as defined below), the aggregate total number of FPA Shares (the “Number of FPA Shares”) will in no event be more than 4,300,000 FPA Shares (the “Maximum Number of FPA Shares”). The Number of FPA Shares is subject to reduction as described under “Optional Early Termination” in the Forward Purchase Agreement. Seller also may transfer any FPA Shares as needed to beneficially own no more than 9.9% of the total number of shares of Anzu Class A Common Stock outstanding on a post-combination basis. The Seller in its sole discretion may request warrants of the Counterparty exercisable for shares of Anzu Class A Common Stock in an amount equal to (i) the Maximum Number of FPA Shares less (ii) the Number of Shares specified in the supplement of the Forward Purchase Agreement (the “Pricing Date Notice”). Seller has agreed to waive any redemption rights in connection with the Business Combination with respect to the FPA Shares. Such waiver may reduce the number of shares of Anzu Class A Common Stock redeemed in connection with the Business Combination, which could alter the perception of the potential strength of the Business Combination. Seller has further agreed not to vote any of the FPA Shares in favor of the Business Combination Proposal.

Further, concurrently with the Business Combination Agreement, Envoy entered into a convertible promissory note (the “Envoy Bridge Note”) pursuant to which it will borrow $10,000,000 from GAT Funding, LLC (“GAT,” or the “Envoy Bridge Note Holder”), which is an entity owned by Glen A. Taylor, a member of the Envoy Board and a holder of more than 5% of the Envoy Common Stock, and the holder of all of the outstanding shares of Envoy Preferred Stock, prior to the Closing. Contingent upon, and effective concurrently with, the PIPE Closing, New Envoy will issue shares of Series A Preferred Stock to GAT in exchange for the Envoy Bridge Note. GAT will have certain customary registration rights, including rights with respect to the filing of a shelf registration statement, underwritten offering rights and piggyback rights, pursuant to the A&R Registration Rights Agreement (as described below) with respect to any shares of New Envoy Class A Common Stock issuable upon conversion of the Series A Preferred Stock.

As of June 30, 2023 and December 31, 2022, there is nothing outstanding on the Convertible Notes and no action has been taken on the Forward Purchase Securities other than the initial contract agreement.

Note 7 — Commitments and Contingencies

Registration and Stockholder Rights

The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued on conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration rights agreement requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Company’s Class A common stock). The holders of these securities are entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain piggyback registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters had a 45-day option from the date of the IPO to purchase up to an additional 6,300,000 Units to cover over-allotments, if any. On April 14, 2021, the Company issued an additional 500,000 Units in connection with the underwriters’ partial exercise of their over-allotment option.

On March 4, 2021 and April 14, 2021, the underwriters were paid a fixed underwriting discount of $8,400,000 and $100,000, respectively. In addition, the underwriters are entitled to a deferred discount of $0.35 per Unit, or $14,875,000 in the aggregate. During the year ended December 31, 2022, the Company wrote off a liability of $4,462,500 of deferred underwriting fees, through the statement of operations, as some underwriters resigned from their role in any potential future Business Combination and thereby waived their entitlement to these fees. The deferred discount will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Forward Purchase Agreements

On December 6, 2021, the Company entered into Forward Purchase Agreements with certain institutional investors and anchored by Arena Capital Advisors, LLC and Fir Tree Partners (collectively, the “Forward Purchasers”), pursuant to which the Forward Purchasers have agreed, subject to certain conditions, to purchase the following:

●	up to an aggregate of $80,000,000 of unsecured convertible notes of the Company (“Convertible Notes”) immediately prior to the closing of the Company’s Business Combination. The terms of the Convertible Notes, including the terms on which the Convertible Notes will convert into shares of the Company’s Class A common stock, will be negotiated by the Company and the Forward Purchasers, each acting in its sole discretion, prior to the issuance of the Convertible Notes. The aggregate total of up to $80,000,000 from the issuance of the Convertible Notes would be received by the Company upon the closing of the Company’s Business Combination.
●	up to an aggregate of 4,000,000 forward purchase securities of the Company (the “Forward Purchase Securities”) for $10.00 per Forward Purchase Security, or an aggregate total of up to $40,000,000, immediately prior to the Business Combination Closing. Each Forward Purchase Security would consist of one share of Class A common stock issued and sold by the Company and one-sixth of one warrant transferred by the Sponsor for no value, with each whole redeemable warrant exercisable to purchase one share of Class A common stock for $11.50 per share. The aggregate total of up to $40,000,000 from the issuance of the Forward Purchase Securities would be received by the Company upon the closing of the Company’s Business Combination.

The shares of Class A common stock included in the Forward Purchase Securities would have the same terms as the Company’s publicly traded shares of Class A common stock. The warrants included in the Forward Purchase Securities would have the same terms as the private placement warrants held by the Sponsor and would be subject to the terms of the Warrant Agreement, dated March 1, 2021, entered into between the Company and American Stock Transfer & Trust Company, as Warrant Agent, in connection with the Company’s initial public offering (the “Warrant Agreement”).

In addition, under the Forward Purchase Agreements, if the Company determines to raise capital by the private placement of equity securities in connection with the closing of the Company’s Business Combination (the “New Equity Securities”), the Company shall first make an offer to the Forward Purchasers to purchase the securities then offered on the same terms as such New Equity Securities, in an aggregate amount of up to $120,000,000. Any commitment by any Forward Purchaser under any of the Forward Purchase Agreements to purchase New Equity Securities is subject to and conditioned upon the acceptance of the Company’s offer by such Forward Purchaser, following the Company’s notification to such Forward Purchaser of its intention to offer the New Equity Securities.

Pursuant to the Forward Purchase Agreements, the Forward Purchasers will be entitled to registration rights with respect to shares of Class A common stock underlying the Convertible Notes, the shares of Class A common stock and warrants included in the Forward Purchase Securities, and the New Equity Securities.

As of December 31, 2022, there is nothing outstanding on the Convertible Notes and no action has been taken on the Forward Purchase Securities other than the initial contract agreement.